Governing Statutes And Nature Of Operations	12 Months Ended
Mar. 31, 2020
Governing Statutes And Nature Of Operations [Abstract]
Governing Statutes And Nature Of Operations	GOVERNING STATUTES AND NATURE OF OPERATIONS
Alithya Group inc. (“Alithya” or the “Company”) (formerly 9374-8572 Québec Inc.) was incorporated on March 8, 2018 under the Business Corporations Act (Quebec). The Company was created for the purpose of the business combination (note 3) between Alithya Canada Inc. (formerly Alithya Group Inc.) (“Old Alithya”), incorporated on April 2, 1992 under the Companies Act (Québec), now the Business Corporations Act (Québec), Alithya USA, Inc. (formerly Edgewater Technology, Inc.) (“Edgewater”), a corporation governed under the laws of Delaware and previously listed on the NASDAQ Global Market and 9374-8572 Delaware Inc. (“U.S. Merger Sub”), a corporation governed under the laws of Delaware and a wholly-owned subsidiary of the Company. As of the opening of markets, on November 2, 2018, the Company’s Class A subordinate voting shares (the “Subordinate Voting Shares”) commenced trading on the Toronto Stock Exchange (“TSX”) and on the NASDAQ Capital Market (“NASDAQ”) under the symbol “ALYA”.
The Company and its subsidiaries (the “Group”) are leaders in strategy and digital transformation. Alithya's integrated offering is based on four pillars of expertise: business strategy, application services, enterprise solutions and data and analytics. The Group deploys solutions, services, and skill sets to craft tools tailored to its client’s unique business needs in the financial services, manufacturing, energy, telecommunications, transportation and logistics, professional services, healthcare, and government sectors.
The Company is the Group’s ultimate parent company and its head office is located at 1100, Robert-Bourassa Boulevard, Suite 400, Montréal, Quebec, Canada, H3B 3A5.